THE ADVISOR’S EDGE SELECT®

VARIABLE ANNUITY

Issued Through

Separate Account VA CC

By

Monumental Life Insurance Company

Supplement dated May 1, 2010

To the

Prospectus dated May 1, 2010

The following investment choices are hereby added to your policy:

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors, LP

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA U.S. Large Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Targeted Value Portfolio

All defined terms used herein, which are not defined herein, shall have the same meanings as the same terms used in the accompanying prospectus.

The following hereby amends, and to the extent inconsistent replaces, the Summary in the prospectus.

EXPENSES

Monumental will deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.45% from the assets in each Subaccount.

DEATH BENEFIT

When you purchase a policy you generally may choose the following death benefit:

•	Return of Premium.

ADDITIONAL FEATURES

The “Additional Death Benefit” (“ADB”) and Additional Death Distribution - II (“ADD-II”) referred to in the base prospectus are not available for this policy.

This Prospectus Supplement must be accompanied

by the Prospectus for The Advisor’s Edge Select® Variable Annuity

dated May 1, 2010

The following hereby amends, and to the extent inconsistent replaces, SECTION 5 – EXPENSES; Mortality and Expense Risk Fee in the prospectus.

Monumental charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is at an annual rate of 1.30%.

The following hereby amends, and to the extent inconsistent replaces, SECTION 8 – DEATH BENEFIT; Guaranteed Minimum Death Benefit Options in the prospectus.

The Guaranteed Minimum Death Benefit for this Policy is Return of Premium. The “6 Year Step-Up Death Benefit” and “Double Enhanced Death Benefit” referred to in the base prospectus are not available for this Policy.

The following hereby amends, and to the extent inconsistent replaces, SECTION 10 – ADDITIONAL FEATURES in the prospectus.

The “Additional Death Benefit” (“ADB”) and Additional Death Distribution - II (“ADD-II”) referred to in the base prospectus are not available for this Policy.

Designated Investment Choices. If you elect the Architect GLWB benefit, you must allocate 100% of your policy value to one or more of the following “designated choices:”

Non-Equity:

DFA – Global Bond Portfolio

DFA – Short-Term Fixed Portfolio

Federated Prime Money Fund II

Federated Fund for US Government Securities II

Transamerica PIMCO Total Return VP – Initial Class

Vanguard – Short-Term Investment Grade Portfolio

Vanguard – Total Bond Market Index Portfolio

Fixed Account

Equity:

Credit Suisse International Equity Flex III Portfolio

Credit Suisse U. S. Equity Flex I Portfolio

DFA – VA International Small Portfolio

DFA – VA International Value Portfolio

DFA – VA U.S. Large Value Portfolio

DFA – VA U.S. Targeted Value Portfolio

Federated Capital Appreciation Fund II

Federated High Income Bond Fund II

Fidelity – VIP Contrafund® Portfolio – Initial Class

Fidelity – VIP Mid Cap Portfolio – Initial Class

Fidelity – VIP Value Strategies Portfolio – Initial Class

Transamerica Asset Allocation – Conservative VP – Initial Class

Transamerica Asset Allocation – Growth VP – Initial Class

Transamerica Asset Allocation – Moderate VP – Initial Class

Transamerica Asset Allocation – Moderate Growth VP – Initial Class

Transamerica Diversified Equity VP – Initial Class

Transamerica BlackRock Large Cap Value VP – Initial Class

Transamerica Index 50 VP – Initial Class

Transamerica Index 75 VP – Initial Class

Transamerica JPMorgan Enhanced Index VP – Initial Class

Transamerica T. Rowe Price Small Cap VP – Initial Class

Transamerica Efficient Markets VP – Initial Class

Transamerica Balanced VP – Initial Class

Transamerica Morgan Stanley Active International Allocation VP – Initial Class

Vanguard – Equity Index Portfolio

Vanguard – International Portfolio

Vanguard – Mid-Cap Index Portfolio

Vanguard – REIT Index Portfolio

Wanger International

Wanger USA

The following information hereby supplements the corresponding APPENDIX A contained in the prospectus.

APPENDIX A

CONDENSED FINANCIAL INFORMATION

1.45%
Subaccount	Year	Beginning AUV		Ending AUV		#Units
DFA - VA Global Bond Portfolio Subaccount Inception Date May 1, 2005	2009 2008 2007 2006 2005	$ $ $ $ $	1.094417 1.062949 1.023064 1.000000 1.000000	$ $ $ $ $	1.130702 1.094417 1.062949 1.023064 1.000493	4,611,056.717 5,385,364.911 5,255,537.693 2,947,675.258 695,696
DFA - VA International Small Portfolio Subaccount Inception Date May 1, 2005	2009 2008 2007 2006 2005	$ $ $ $ $	0.859987 1.527464 1.453775 1.000000 1.000000	$ $ $ $ $	1.185644 0.859987 1.527464 1.453775 1.181505	2,626,363.390 2,540,689.418 2,242,272.840 1,323,837.957 282,882
DFA - VA International Value Portfolio Subaccount Inception Date May 1, 2005	2009 2008 2007 2006 2005	$ $ $ $ $	0.900190 1.685294 1.543868 1.000000 1.000000	$ $ $ $ $	1.223955 0.900190 1.685294 1.543868 1.164691	2,568,981.563 2,385,163.617 2,126,786.067 1,282,415.053 283,382
DFA - VA U.S. Large Value Portfolio Subaccount Inception Date May 1, 2005	2009 2008 2007 2006 2005	$ $ $ $ $	0.736221 1.242846 1.299199 1.000000 1.000000	$ $ $ $ $	0.942883 0.736221 1.242846 1.299199 1.100053	4,505,459.858 4,104,248.283 3,673,658.601 1,960,304.650 384,322
DFA - VA Short-Term Fixed Portfolio Subaccount Inception Date May 1, 2005	2009 2008 2007 2006 2005	$ $ $ $ $	1.100172 1.073710 1.037732 1.000000 1.000000	$ $ $ $ $	1.104649 1.100172 1.073710 1.037732 1.006178	4,680,267.337 5,328,285.979 5,173,276.104 2,908,505.915 694,631
DFA - VA U.S. Targeted Value Portfolio Subaccount Inception Date May 1, 2005	2009 2008 2007 2006 2005	$ $ $ $ $	0.721994 1.161597 1.369745 1.000000 1.000000	$ $ $ $ $	0.901098 0.721994 1.161597 1.369745 1.148732	4,574,769.696 4,187,480.011 3,555,073.280 1,822,885.703 367,614

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